Defined Contributions Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Contributions Plans (Textual)
Recorded contribution expense	$ 99	$ 94